Income Taxes (Tables)	6 Months Ended
Mar. 31, 2026
Income Taxes [Line Items]
Schedule of Income Before Income Taxes

The following table presents the components of income before income taxes by geographic region for the six-month ended March 31, 2026, in accordance with the updated requirements of ASU 2023-09:

For the six months ended March 31, 2026
BVI	$(150,500)
Hong Kong	171,460
The PRC	(14,800)
Cayman Islands	-
Total income before income taxes	$6,160

Schedule of Provision for Income Taxes

The following tables present the provision for benefit from income taxes for the six-month ended March 31, 2026, in accordance with the updated requirements of ASU 2023-09:

For the six months ended March 31, 2026
Current income taxes:
BVI	$-
Hong Kong	37,047
The PRC	-
Cayman Islands	-
Total current income taxes	$37,047

Deferred income taxes:
BVI	$-
Hong Kong	-
The PRC	-
Cayman Islands	-
Total deferred income taxes	$-
Total income tax expenses	$37,047

Schedule of Effective Income Tax Rate

During the six-month ended March 31, 2026, the Company adopted ASU 2023-09. As a result of the adoption, the effective income tax rate for the six-month ended March 31, 2026 as follows:

	For the six months ended March 31, 2026
	Amount	%

Statutory tax rate of BVI (0%)	$-	-
Foreign jurisdiction — Hong Kong Profits Tax (16.5%)	28,291	459.3
HK two-tiered profits tax regime	(21,154)	(343.4)
Non-deductible expenses	57,879	939.6
Non-taxable income	(27,584)	(447.8)
Foreign jurisdiction – the PRC Profits Tax (5%)	-	-
Change in valuation allowance of deferred income tax assets	740	12.0
Effect of rates different than statutory	(1,125)	(18.3)
Total income tax expenses and effective income tax rate	$37,047	601.4

Schedule of Cash Paid For Income Taxes (Net Of Refunds)

The amount of cash paid for income taxes (net of refunds) for the six months ended March 31, 2026 is as follows:

For the six months ended March 31, 2026
BVI	$-
Hong Kong	6,119
The PRC	-
Cayman Islands	-
Total income taxes paid, net of refunds	$6,119

Cayman Islands and BVI [Member]
Income Taxes [Line Items]
Schedule of Effective Income Tax Rate

Reconciliation between the income tax expenses computed by applying the Cayman Islands and BVI statutory tax rate to income before income taxes and actual provision were as follows:

For the six months ended March 31, 2025
Loss from Cayman Islands, BVI and PRC entities	$(233,454)
Profit from Hong Kong entities	793,887
Income before income tax	$560,433
Tax expenses at the Cayman Islands and BVI statutory income tax rate	-

Tax effect of rate differences in various jurisdictions	92,471
Tax effect of non-taxable income	-
Tax effect of deductible temporary difference	532
Tax effect of non-deductible expenditure	38,520
Tax concession	(192)
Additional tax reduction related to two-tiered profits tax regime	(21,154)

Income tax expense	$110,177